Securities	6 Months Ended
Jun. 30, 2011
Investments, Debt and Equity Securities [Abstract]
Securities
Note 3 - Securities

The amortized cost and fair values of securities available for sale are as follows:

Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(In Thousands)

June 30, 2011:

Obligations of states and political subdivisions	$100,716	$1,929	$(476)	$102,169
Mortgage-backed securities	51,396	5,461	0	56,857

	$152,112	$7,390	$(476)	$159,026
December 31, 2010:

Obligations of states and political subdivisions	$64,691	$937	$(180)	$65,448
Mortgage-backed securities	60,181	5,530	0	65,711

$124,872	$6,467	$(180)	$131,159

The amortized cost and fair value of securities at June 30, 2011 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Amortized Cost	Fair Value
(In Thousands)

Due within one year	$0	$0
Due after one year through five years	0	0
Due after five years through ten years	380	383
Due after ten years	100,336	101,786
Mortgage Backed Securities	51,396	56,857

$152,112	$159,026

The following tables show the Corporation’s gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

June 30, 2011
Less than 12 Months		12 Months or More		Total
Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In Thousands)

Obligations of states and political subdivisions	$ 25,440	$ (462)	$ 1,246	$ (14)	$ 26,686	$ (476)

December 31, 2010
Less than 12 Months		12 Months or More		Total
Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In Thousands)

Obligations of states and political subdivisions	$11,183	$ (180)	$ 0	$ 0	$11,183	$ (180)

The Corporation reviews its position quarterly to determine if there is Other-Than-Temporary Impairment (OTTI) on any of its securities.   All of the Corporation’s securities are debt securities and we assess whether OTTI is present when the fair value of a security is less than its amortized cost basis.  The Corporation monitors the credit ratings of all securities for downgrades as well as any other indication of OTTI condition.  As of June 30, 2011 there were eighteen (18) municipal bonds in an unrealized loss position.  These unrealized losses are considered to be temporary impairments.  The decline in the value of these debt securities is due only to interest rate fluctuations and not any deterioration in credit quality.  As a result, the Corporation currently expects full payment of contractual cash flows, including principal from these securities.